SCHEDULE OF RIGHT-OF-USE ASSETS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
Operating lease right-of-use asset, cost, beginning balance	$ 858,798	$ 440,506	$ 440,506
Initial adoption of ASU 2016-02				83,549
Additions			379,084	354,263
Foreign exchange effect	(15,316)		39,208	2,694
Operating lease right-of-use asset, cost, ending balance	843,482		858,798	440,506
Operating lease right-of-use asset, accumulated depreciation, beginning balance	260,223	66,519	66,519
Depreciation expense	118,366	88,348	185,754	65,835
Foreign exchange effect	(4,928)		7,950	684
Operating lease right-of-use asset, accumulated depreciation, ending balance	373,661		260,223	66,519
Operating lease right-of-use asset	469,821		598,575	373,987
Net book value	469,821		598,575	373,987
Vancouver Office [Member]
Operating lease right-of-use asset, cost, beginning balance	156,881	59,701	59,701
Initial adoption of ASU 2016-02				60,418
Additions			91,237
Foreign exchange effect			5,943	(717)
Operating lease right-of-use asset, cost, ending balance	156,881		156,881	59,701
Operating lease right-of-use asset, accumulated depreciation, beginning balance	90,277	42,142	42,142
Depreciation expense	22,229		44,259	41,708
Foreign exchange effect			3,876	434
Operating lease right-of-use asset, accumulated depreciation, ending balance	112,506		90,277	42,142
Operating lease right-of-use asset	44,375		66,604	17,559
Net book value	44,375		66,604	17,559
Virginia Office [Member]
Operating lease right-of-use asset, cost, beginning balance	292,391
Initial adoption of ASU 2016-02
Additions			287,847
Foreign exchange effect	(3,038)		4,544
Operating lease right-of-use asset, cost, ending balance	289,353		292,391
Operating lease right-of-use asset, accumulated depreciation, beginning balance	15,529
Depreciation expense	33,790		15,288
Foreign exchange effect	(162)		241
Operating lease right-of-use asset, accumulated depreciation, ending balance	49,157		15,529
Operating lease right-of-use asset	240,196		276,862
Net book value	240,196		276,862
Nevada Office [Member]
Operating lease right-of-use asset, cost, beginning balance	24,580	22,856	22,856
Initial adoption of ASU 2016-02				23,131
Additions
Foreign exchange effect			1,724	(275)
Operating lease right-of-use asset, cost, ending balance	24,580		24,580	22,856
Operating lease right-of-use asset, accumulated depreciation, beginning balance	24,580	14,434	14,434
Depreciation expense			8,915	14,286
Foreign exchange effect			1,231	148
Operating lease right-of-use asset, accumulated depreciation, ending balance	24,580		24,580	14,434
Operating lease right-of-use asset				8,422
Net book value				8,422
Pilot Plant [Member]
Operating lease right-of-use asset, cost, beginning balance	384,946	357,949	357,949
Initial adoption of ASU 2016-02
Additions				354,263
Foreign exchange effect	(12,278)		26,997	3,686
Operating lease right-of-use asset, cost, ending balance	372,668		384,946	357,949
Operating lease right-of-use asset, accumulated depreciation, beginning balance	129,837	$ 9,943	9,943
Depreciation expense	62,347		117,292	9,841
Foreign exchange effect	(4,766)		2,602	102
Operating lease right-of-use asset, accumulated depreciation, ending balance	187,418		129,837	9,943
Operating lease right-of-use asset	185,250		255,109	348,006
Net book value	$ 185,250		$ 255,109	$ 348,006